Accruals and other payables (Tables)	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
Schedule of accruals and other payables
	As of December, 31
	2022	2023	2023
	S$	S$	US$

Accruals for staff related costs	252,072	360,982	273,616
Other payables	52,648	6,398	4,850

Total	304,720	367,380	278,466